JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 24, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 151 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 152 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering the Funds under the Trust. Both Funds seek high total return with a shift to current income and some capital appreciation over time as the Funds approach and pass the target retirement date.
Please contact Erika K. Messbarger at (602) 383-1747 or Erika.k.messbarger@jpmchase.com if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan SmartRetirement Funds
JPMorgan SmartRetirement 2070 Fund
J.P. Morgan SmartRetirement Blend Funds
JPMorgan SmartRetirement Blend 2070 Fund